Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PARNASSUS FUNDS II
Entity Central Index Key	0000866256
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000002471
Shareholder Report [Line Items]
Fund Name	Parnassus Core Equity Fund
Class Name	Investor Shares
Trading Symbol	PRBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Parnassus Core Equity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number	800-999-3505
Additional Information Website	https://www.parnassus.com/literature-and-forms/fund-information
Expenses [Text Block]

What was the Fund's cost for the last period?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Investor Shares	$42	0.82%Footnote Reference1

[1] Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
AssetsNet	$ 28,534,414,238
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 76,648,562
InvestmentCompanyPortfolioTurnover	11.16%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$28,534,414,238
# of Portfolio Holdings	40
Portfolio Turnover Rate	11.16%
Advisory Fees Paid	$76,648,562

Holdings [Text Block]

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.4%
Consumer Staples	2.7%
Real Estate	2.8%
Communication Services	4.5%
Materials	5.4%
Consumer Discretionary	10.2%
Health Care	11.5%
Industrials	11.6%
Financials	16.8%
Information Technology	34.1%

Largest Holdings [Text Block]

Top Ten Holdings (%)*

Microsoft Corp.	6.9%
NVIDIA Corp.	6.4%
Amazon.com Inc.	6.1%
Alphabet Inc., Class A	4.5%
Deere & Co.	4.0%
Waste Management Inc.	3.6%
Intercontinental Exchange Inc.	3.4%
Danaher Corp.	3.3%
Broadcom Inc.	3.2%
Mastercard Inc., Class A	3.0%

C000102327
Shareholder Report [Line Items]
Fund Name	Parnassus Core Equity Fund
Class Name	Institutional Shares
Trading Symbol	PRILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Parnassus Core Equity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number	800-999-3505
Additional Information Website	https://www.parnassus.com/literature-and-forms/fund-information
Expenses [Text Block]

What was the Fund's cost for the last period?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Institutional Shares	$31	0.61%Footnote Reference1

[1] Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
AssetsNet	$ 28,534,414,238
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 76,648,562
InvestmentCompanyPortfolioTurnover	11.16%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$28,534,414,238
# of Portfolio Holdings	40
Portfolio Turnover Rate	11.16%
Advisory Fees Paid	$76,648,562

Holdings [Text Block]

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.4%
Consumer Staples	2.7%
Real Estate	2.8%
Communication Services	4.5%
Materials	5.4%
Consumer Discretionary	10.2%
Health Care	11.5%
Industrials	11.6%
Financials	16.8%
Information Technology	34.1%

Largest Holdings [Text Block]

Top Ten Holdings (%)*

Microsoft Corp.	6.9%
NVIDIA Corp.	6.4%
Amazon.com Inc.	6.1%
Alphabet Inc., Class A	4.5%
Deere & Co.	4.0%
Waste Management Inc.	3.6%
Intercontinental Exchange Inc.	3.4%
Danaher Corp.	3.3%
Broadcom Inc.	3.2%
Mastercard Inc., Class A	3.0%

C000255731
Shareholder Report [Line Items]
Fund Name	Parnassus Core Select ETF
Trading Symbol	PRCS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Parnassus Core Select ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at (855) 514-4443.
Additional Information Phone Number	(855) 514-4443
Additional Information Website	https://www.parnassus.com/literature-and-forms/fund-information
Expenses [Text Block]

What was the Fund's cost for the last period?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Parnassus Core Select ETF	$30	0.58%Footnote Reference1

[1] Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
AssetsNet	$ 50,086,145
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	10.48%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$50,086,145
# of Portfolio Holdings	26
Portfolio Turnover Rate	10.48%
Advisory Fees Paid	$70,986

Holdings [Text Block]

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.4%
Real Estate	2.7%
Materials	5.3%
Communication Services	5.8%
Consumer Discretionary	10.7%
Health Care	11.3%
Industrials	12.2%
Financials	17.9%
Information Technology	33.7%

Largest Holdings [Text Block]

Top Ten Corporate Holdings (%)*

Microsoft Corp.	10.2%
Amazon.com Inc.	7.5%
NVIDIA Corp.	6.5%
Danaher Corp.	5.9%
Alphabet Inc., Class A	5.8%
Waste Management Inc.	5.1%
Deere & Co.	4.9%
Applied Materials Inc.	4.2%
Intercontinental Exchange Inc.	4.1%
Apple Inc.	4.0%

C000255732
Shareholder Report [Line Items]
Fund Name	Parnassus Value Select ETF
Trading Symbol	PRVS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Parnassus Value Select ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at (855) 514-4443.
Additional Information Phone Number	(855) 514-4443
Additional Information Website	https://www.parnassus.com/literature-and-forms/fund-information
Expenses [Text Block]

What was the Fund's cost for the last period?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Parnassus Value Select ETF	$30	0.59%Footnote Reference1

[1] Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
AssetsNet	$ 7,453,289
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$7,453,289
# of Portfolio Holdings	27
Portfolio Turnover Rate	22.00%
Advisory Fees Paid	$16,067

Holdings [Text Block]

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.1%
Consumer Staples	3.0%
Materials	3.3%
Real Estate	4.2%
Utilities	4.3%
Communication Services	10.7%
Consumer Discretionary	10.8%
Industrials	11.3%
Health Care	12.6%
Information Technology	18.6%
Financials	21.1%

Largest Holdings [Text Block]

Top Ten Corporate Holdings (%)*

S&P Global Inc.	4.8%
Microsoft Corp.	4.8%
Visa Inc., Class A	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.4%
Deere & Co.	4.4%
Brookfield Renewable Corp.	4.3%
JPMorgan Chase & Co.	4.3%
CBRE Group Inc., Class A	4.2%
The Charles Schwab Corp.	4.1%
AstraZeneca plc, ADR	4.1%